Long-Term Debt (Promissory Note with ETP) (Details) - Promissory Note with ETP [Member] - USD ($)			12 Months Ended
	Jul. 31, 2015	Aug. 29, 2014	Dec. 31, 2015
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 350,000,000
Line of credit expiration date		Dec. 31, 2017
Debt instrument, description of variable rate basis			Borrowings under the promissory note accrued interest at a rate equal to the three month LIBOR plus 1.5%.
Debt instrument, basis spread on variable rate		1.50%
Line of credit amount outstanding			$ 0
Cancellation of line of credit facility	$ 255,000,000